Retirement benefit obligations - Schedule of Net Retirement Amounts Recognised in Balance Sheet (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Amounts recognised in the balance sheet
At 1 January	£ 2,906
At 31 December	2,575	£ 2,906
Present value of funded obligations
Amounts recognised in the balance sheet
At 1 January	(27,118)	(30,201)
At 31 December	(26,571)	(27,118)
Changes in the fair value of scheme assets
Amounts recognised in the balance sheet
At 1 January	30,063	33,733
Return on plan assets	(934)	(3,712)
Employer contributions	150	172
At 31 December	29,183	30,063
Defined benefit pension schemes
Amounts recognised in the balance sheet
At 1 January	2,945	3,532
Net defined benefit pension credit	39	13
Actuarial gains on defined benefit obligation	412	2,940
Return on plan assets	(934)	(3,712)
Employer contributions	150	172
At 31 December	2,612	2,945
Defined benefit pension schemes | Present value of funded obligations
Amounts recognised in the balance sheet
At 1 January	(27,118)
At 31 December	(26,571)	(27,118)
Defined benefit pension schemes | Changes in the fair value of scheme assets
Amounts recognised in the balance sheet
At 1 January	30,063
At 31 December	£ 29,183	£ 30,063